CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance at Apr. 30, 2011	$ 920,497	$ 90	$ 1,323,263	$ (11,630)	$ 662,966	$ (1,054,192)
Net loss	(64,840)				(64,840)
Minimum pension liability, net of tax	(5,005)			(5,005)
Exercise of 66 in 2014, 279 in 2013 and 92 in 2012 common stock options	1,097	1	1,096
Stock options and restricted stock tax benefits	(4,225)		(4,225)
Stock-based compensation expense	20,775		20,775
Accretive dividend on preferred stockholders	(894)				(894)
Accrued/paid dividends for preferred stockholders	(11,044)				(11,044)
Treasury stock acquired, 286 shares in 2014, 356 shares in 2013 and 313 shares in 2012	(4,090)					(4,090)
Balance at Apr. 28, 2012	852,271	91	1,340,909	(16,635)	586,188	(1,058,282)
Net loss	(157,806)				(157,806)
Minimum pension liability, net of tax	(57)			(57)
Reduction of junior note	24,292		24,292
Deferred tax adjustment	1,270		1,270
Exercise of 66 in 2014, 279 in 2013 and 92 in 2012 common stock options	3,400	2	3,398
Stock options and restricted stock tax benefits	(6,208)		(6,208)
Stock-based compensation expense	20,187		20,187
Accretive dividend on preferred stockholders	(2,266)				(2,266)
Accrued/paid dividends for preferred stockholders	(15,767)				(15,767)
Treasury stock acquired, 286 shares in 2014, 356 shares in 2013 and 313 shares in 2012	(5,573)					(5,573)
Balance at Apr. 27, 2013	713,743	93	1,383,848	(16,692)	410,349	(1,063,855)
Net loss	(47,268)				(47,268)
Minimum pension liability, net of tax	4,919			4,919
Exercise of 66 in 2014, 279 in 2013 and 92 in 2012 common stock options	1,032	1	1,031
Stock options and restricted stock tax benefits	(1,587)		(1,587)
Stock-based compensation expense	12,171		12,171
Accretive dividend on preferred stockholders	(3,032)				(3,032)
Accrued/paid dividends for preferred stockholders	(16,028)				(16,028)
Treasury stock acquired, 286 shares in 2014, 356 shares in 2013 and 313 shares in 2012	(5,254)					(5,254)
Balance at May. 03, 2014	$ 658,696	$ 94	$ 1,395,463	$ (11,773)	$ 344,021	$ (1,069,109)